Inventory and Floor Plan Notes Payable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Inventory and Floor Plan Notes Payable
Inventory and Floor Plan Notes Payable

	March 31,	December 31,
	2021	2020
Used vehicles	$9,274	$11,202
Parts	37	—
Total	$9,311	$11,202

	2020	2019
Used vehicles	$11,202	$7,592
Parts	—	33
Total	$11,202	$7,625